DEPOSITS (Detail Textuals) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Certificates of $100,000 and over	$ 90.7	$ 96.2	$ 97.4